Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Dec. 04, 2014	Sep. 30, 2014	Aug. 25, 2014	Jan. 03, 2013	Jan. 02, 2012	May. 01, 2011
Note Face Amount				$ 182,166
Debt Discount		$ 80,434		3,099
2011 Note [Member]
Note Face Amount	$ 22,166	$ 22,166		$ 28,726				$ 32,000
Debt Discount
Net Amount of Note	$ 22,166	$ 22,166		$ 28,726
2012 Note [Member]
Note Face Amount	$ 48,000	$ 48,000		$ 48,000			$ 48,000
Debt Discount
Net Amount of Note	$ 48,000	$ 48,000		$ 48,000
2013 Note [Member]
Note Face Amount	$ 12,000	$ 12,000		$ 12,000		$ 12,000
Debt Discount
Net Amount of Note	$ 12,000	$ 12,000		$ 12,000
2014 Note [Member]
Note Face Amount	$ 100,000	$ 100,000		100,000	$ 50,000
Debt Discount				(80,434)
Net Amount of Note	$ 100,000	$ 100,000		19,566
Convertible Notes Payable [Member]
Note Face Amount	287,166	$ 182,166		188,726
Debt Discount				(80,434)
Net Amount of Note	287,166	$ 182,166		$ 108,292
2015 Note [Member]
Note Face Amount	$ 105,000		$ 105,000
Debt Discount
Net Amount of Note	$ 105,000